Cash Generated from Operations - Schedule of Cash Flows from Operating Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flows From Operating Activities [Line Items]
Profit for the year	₩ 1,824,546	₩ 406,669	₩ 972,182
Adjustments to reconcile net income
Income tax expense	576,816	164,845	335,367
Interest income	(380,866)	(409,540)	(392,580)
Interest expense	439,350	432,537	410,566
Dividends income	(75,907)	(70,914)	(59,758)
Depreciation	2,898,524	2,866,974	2,773,152
Amortization of intangible assets	607,866	651,649	691,909
Depreciation of right-of-use assets	430,977	410,925	402,737
Provision for severance benefits (defined benefits)	232,649	234,435	196,027
Impairment losses on trade receivables	140,636	184,942	175,244
Share of net profit or loss of associates and joint ventures	(16,832)	(8,294)	44,323
Loss(gain) on disposal of associates and joint ventures	(6,631)	(19,057)	(6,982)
Loss(gain) on the disposal of subsidiaries	(27,303)	(44,690)	(28,825)
Loss(gain) on disposal of right-of-use assets	(174)	(389)	(1,465)
Impairment loss on property and equipment and investment in properties	15,317	7,183	7,871
Loss(gain) on disposal of property and equipment and investment in properties	31,550	13,894	511
Loss on disposal of intangible assets	7,314	9,402	3,601
Loss on impairment of intangible assets	43,132	237,877	236,106
Loss on foreign currency translation	(12,276)	383,045	83,899
Gain on valuation and settlement of derivatives, net	64,857	(434,765)	(37,249)
Gain on disposal of financial assets at fair value through profit or loss	1,614	(10,793)	(2,225)
Loss(Gain) on valuation of financial assets at fair value through profit or loss	93,719	95,118	13,920
Loss(gain) on disposal of financial assets at amortized cost	18	1	1
Others	169,073	166,366	158,820
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables	(181,305)	(79,503)	(124,023)
Increase in other receivables	(297,309)	384,941	(1,085,527)
Decrease(increase) in other current assets	(297,056)	77,878	250,569
Increase in other non-current assets	(279,499)	(102,599)	(86,030)
Decrease(increase) in inventories	755,290	(67,598)	(317,531)
Increase(decrease) in trade payables	135,092	(233,799)	121,515
Increase in other payables	(401,907)	(289,044)	829,220
Increase(decrease) in other current liabilities	(874,659)	620,035	414,436
Decrease in other non-current liabilities	(8,545)	(2,609)	(14,272)
Decrease in provisions	(2,426)	(6,536)	(5,083)
Increase(decrease) in deferred revenue	(464)	(1,900)	905
Decrease(increase) in plan assets	40,672	344,869	115,725
Payment of post-employment benefits	(346,425)	(562,307)	(329,861)
Cash generated from operations	5,299,428	5,349,248	5,747,195
Interest income	259,227	303,535	279,607
Interest expenses	366,032	374,665	356,345
Loss(Gain) on valuation of financial assets at fair value through profit or loss	93,719	95,118	13,920
BC Card Co., Ltd.
Disclosure Of Cash Flows From Operating Activities [Line Items]
Profit for the year	151,717	141,149	76,545
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Interest income	121,639	106,005	112,973
Interest expenses	73,318	57,872	55,677
Dividend income	3,927	1,701	1,759
KT Estate Inc.
Disclosure Of Cash Flows From Operating Activities [Line Items]
Profit for the year	39,545	24,290	871
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Gains (losses) on disposals of investment properties		28,725	49,752
KT Investment Co., Ltd.
Disclosure Of Cash Flows From Operating Activities [Line Items]
Profit for the year	2,215	1,621	2,180
Adjustments to reconcile net income
Loss(Gain) on valuation of financial assets at fair value through profit or loss	450	576	11,112
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Loss(Gain) on valuation of financial assets at fair value through profit or loss	₩ 450	₩ 576	₩ 11,112